MMA-Q3

Quarterly Report
December 31, 2025
MFS®  Massachusetts
Municipal Bond Fund

Portfolio of Investments
12/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.0%
Airport Revenue – 5.3%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$265,000	$242,853
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	250,000	223,597
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	2,000,000	2,092,853
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2040	2,755,000	2,858,636
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,000,000	3,017,463
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,455,000	3,624,130
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,505,683
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2044	3,000,000	3,055,902
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	3,055,000	3,088,792
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	1,675,000	1,698,052
		$21,407,961
General Obligations - General Purpose – 13.6%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$705,000	$659,404
Brockton, MA, Public Safety Facility, General Obligation, 4%, 8/01/2052	1,740,000	1,611,683
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “A”, 5%, 5/01/2053	2,130,000	2,198,804
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 5.25%, 8/01/2028	2,225,000	2,382,355
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 4%, 5/01/2045	2,000,000	1,912,991
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 5%, 5/01/2048	2,000,000	2,098,604
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “B”, 5%, 5/01/2054	2,115,000	2,192,554
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “E”, 5%, 8/01/2053	2,930,000	3,044,383
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,063,398
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 8/01/2049	4,000,000	4,203,626
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “G”, 5%, 12/01/2047	1,000,000	1,060,726
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	343,525	377,398
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	143,685	143,642
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	282,284	277,397
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	110,848	107,456
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	150,711	139,347
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	516,737	450,827
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	184,909	133,808
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2041	1,095,000	1,173,850
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2042	1,130,000	1,202,653
Hingham, MA, General Obligation Municipal Purpose Loan, 4%, 2/01/2050	3,020,000	2,898,733
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2044	1,665,000	1,633,639
Lawrence, MA, General Obligation Purpose Loan, 3%, 2/01/2049	3,000,000	2,260,877
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2039	1,090,000	1,126,497
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2040	1,125,000	1,150,538
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2041	1,000,000	1,013,287
New Bedford, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 9/01/2047	3,000,000	2,872,688
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2041	685,000	689,180
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2042	790,000	787,942
Pittsfield, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 12/01/2043	730,000	720,213
Provincetown, MA, General Obligation Municipal Purpose Loan, Taxable, 3%, 6/15/2028	755,000	755,087
Quincy, MA, General Obligation, “B”, 5%, 7/01/2041	620,000	671,568
Quincy, MA, General Obligation, “B”, 5%, 7/01/2042	600,000	644,211
State of Illinois, General Obligation, 5.5%, 5/01/2039	280,000	299,607
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	269,016
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	630,000	607,997
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	280,000	267,598
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	395,000	382,149
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	160,000	153,048
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	5,000,000	3,732,353
Wakefield, MA, General Obligation Purpose Loan, 5%, 8/15/2050	3,000,000	3,167,854
		$54,538,988

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – 2.3%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,270,000	$988,880
Nashoba, MA, Regional School District, General Obligation Project Loan, “70B”, 4%, 6/15/2045	3,010,000	2,921,005
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	1,285,000	1,238,610
Tri-County, MA, Regional School District General Obligation Project Loan, “70B”, 4%, 6/01/2044	4,000,000	3,903,501
		$9,051,996
Healthcare Revenue - Hospitals – 17.0%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	$2,405,000	$2,504,091
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,960,000	1,777,262
Massachusetts Development Finance Agency Rev. (Atrius Health), “A”, 4%, 6/01/2049 (Prerefunded 6/01/2029)	1,500,000	1,574,302
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,000,868
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 5.25%, 7/01/2052	2,000,000	1,994,608
Massachusetts Development Finance Agency Rev. (Brown University Health Obligated Group), “A”, 5.5%, 8/15/2050	3,000,000	3,104,383
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,007,344
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,043,956
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,041,482
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2043	2,855,000	2,922,206
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2048	3,115,000	3,153,451
Massachusetts Development Finance Agency Rev. (CareGroup), “K”, 5%, 7/01/2036	635,000	669,936
Massachusetts Development Finance Agency Rev. (CareGroup), “K”, 5%, 7/01/2037	850,000	893,717
Massachusetts Development Finance Agency Rev. (CareGroup), “K”, 5%, 7/01/2038	700,000	733,930
Massachusetts Development Finance Agency Rev. (CareGroup), “N”, AGM, 5.5%, 7/01/2055	2,000,000	2,116,227
Massachusetts Development Finance Agency Rev. (CareGroup), “N”, AGM, 5.5%, 7/01/2055	2,000,000	2,147,077
Massachusetts Development Finance Agency Rev. (Children's Hospital), “T”, 4%, 3/01/2054	2,500,000	2,344,232
Massachusetts Development Finance Agency Rev. (Children's Hospital), “T”, 5.25%, 3/01/2054	3,000,000	3,163,188
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2041	2,690,000	2,716,166
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2034	400,000	428,705
Massachusetts Development Finance Agency Rev. (Mass General Brigham), “D”, 5%, 7/01/2054	3,000,000	3,068,015
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “G”, 5%, 7/15/2046	1,000,000	1,107,721
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2041	1,810,000	1,820,319
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2047	1,500,000	1,503,993
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	1,500,000	1,487,854
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,302,730
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	1,855,892
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,020,611
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,000,868
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “N-1”, 5.25%, 7/01/2050	5,000,000	5,147,577
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	2,080,000	1,799,466
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	2,000,000	1,974,251
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 4%, 10/01/2045	4,075,000	3,747,969
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4.25%, 5/01/2052	2,000,000	1,833,287
		$68,007,684
Healthcare Revenue - Long Term Care – 1.7%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,250,000	$1,251,303
Massachusetts Development Finance Agency Refunding Rev. (Lasell Village, Inc.), 5.25%, 7/01/2055	2,000,000	2,005,547
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	415,361	4
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	453,649
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	531,332
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2031 (n)	500,000	508,008
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2051	900,000	768,236
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,263,174
		$6,781,253
Miscellaneous Revenue - Other – 2.5%
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	$1,000,000	$1,038,271
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,035,707
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,023,295

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Massachusetts Port Authority, Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	$1,180,000	$1,228,557
Massachusetts Port Authority, Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2039	2,000,000	2,076,160
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	950,000	948,485
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,495,000	1,474,487
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055 (w)	1,140,000	1,120,203
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	140,000	141,248
		$10,086,413
Multi-Family Housing Revenue – 6.1%
Massachusetts Housing Finance Agency Rev., “B”, 4.125%, 12/01/2036	$3,000,000	$3,000,793
Massachusetts Housing Finance Agency Rev., “A-3”, 3.05%, 12/01/2027	2,000,000	2,005,940
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	999,963
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	2,025,000	1,939,115
Massachusetts Housing Finance Agency, “A-1”, 4.55%, 12/01/2044	1,000,000	1,013,782
Massachusetts Housing Finance Agency, “A-1”, 4.7%, 12/01/2049	800,000	800,323
Massachusetts Housing Finance Agency, “A-1”, 4.8%, 12/01/2054	1,000,000	984,967
Massachusetts Housing Finance Agency, “C-1”, 4.85%, 12/01/2043	1,000,000	1,025,093
Massachusetts Housing Finance Agency, “C-1”, 5.1%, 12/01/2048	1,000,000	1,018,213
Massachusetts Housing Finance Agency, “C-1”, 5.2%, 12/01/2053	1,000,000	1,017,561
Massachusetts Housing Finance Agency, “C-1”, 5.125%, 12/01/2057	3,000,000	3,071,838
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	857,889
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	1,666,508
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,426,219
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,190,910
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,071,896	1,091,181
North Carolina, Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	985,325	1,021,640
San Antonio, TX, Housing Trust Public Facility Corp., Multi-Family (Cedar Ridge Terrace Apartments), “A”, FNMA, 4.45%, 4/01/2043	140,000	139,661
		$24,271,596
Sales & Excise Tax Revenue – 7.4%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$255,000	$245,860
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,032,253
Massachusetts Bay Transportation Authority, Senior Sales Tax, “B”, 5.25%, 7/01/2047	3,000,000	3,253,222
Massachusetts Bay Transportation Authority, Senior Sales Tax, “B”, 5.25%, 7/01/2055	4,000,000	4,265,076
Massachusetts Bay Transportation Authority, Senior Sales Tax, Capital Appreciation, “A”, 0%, 7/01/2030	1,465,000	1,279,251
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 2/15/2044	4,000,000	4,117,335
Massachusetts School Building Authority, Subordinated Dedicated Sales Tax, “A”, 5.25%, 2/15/2050	1,000,000	1,066,462
Massachusetts School Building Authority, Subordinated Dedicated Sales Tax, (Social Bonds), “A”, 5%, 2/15/2050	4,000,000	4,182,070
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	4,529
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	73,000	73,027
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	239,000	225,273
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	3,806,000	3,664,246
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	597,000	584,095
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	256,000	250,466
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	2,179,000	2,034,385
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	22,000	19,540
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,059,000	870,041
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,011,000	765,572
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2046	475,000	158,659
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	480,000	384,000
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	360,000	324,000
		$29,799,362

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – 2.1%
District of Columbia Rev. (Rocketship D.C. Obligated Group - Issue No. 1), “A”, 5%, 6/01/2056 (n)	$290,000	$250,408
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	1,001,332
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	1,000,000	930,690
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	500,356
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,015,710
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,008,069
Massachusetts Development Finance Agency Rev. (Middlesex School), 4.25%, 7/01/2054	1,350,000	1,261,826
Massachusetts Development Finance Agency Rev. (Roxbury Latin School), “A”, 3.5%, 7/01/2044	265,000	231,500
Massachusetts Development Finance Agency Rev. (Sabis International Charter School), 5%, 4/15/2033	2,000,000	2,000,643
		$8,200,534
Single Family Housing - State – 4.5%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$130,000	$130,305
Massachusetts Housing Finance Agency Rev. (Social Bonds), “B”, 4.8%, 12/01/2050	3,000,000	3,001,078
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.3%, 6/01/2034	365,000	359,292
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.45%, 12/01/2036	485,000	476,354
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 1.35%, 12/01/2029	400,000	366,667
Massachusetts Housing Finance Agency, Single Family Housing Rev., “222”, GNMA, 3%, 6/01/2051	720,000	708,136
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	3,320,000	3,515,191
Massachusetts Housing Finance Agency, Single Family Housing Rev., “230”, 4.45%, 6/01/2026	315,000	316,364
Massachusetts Housing Finance Agency, Single Family Housing Rev., “234”, GNMA, 4.5%, 12/01/2044	1,250,000	1,255,424
Massachusetts Housing Finance Agency, Single Family Housing Rev., “234”, GNMA, 4.7%, 12/01/2049	2,750,000	2,761,369
Massachusetts Housing Finance Agency, Single Family Housing Rev., “237”, 4.5%, 12/01/2049	630,000	614,394
Massachusetts Housing Finance Agency, Single Family Housing Rev., “237”, 4.55%, 12/01/2054	500,000	491,491
Massachusetts Housing Finance Agency, Single Family Housing Rev., “242”, GNMA, 4.75%, 12/01/2050	1,500,000	1,499,168
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	1,865,000	1,513,894
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “231”, 4.7%, 12/01/2033	500,000	535,901
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “231”, 4.75%, 12/01/2034	560,000	595,618
		$18,140,646
Student Loan Revenue – 4.8%
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	$1,400,000	$1,468,564
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2030	1,300,000	1,382,239
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2031	1,000,000	1,075,024
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	2,105,000	1,751,591
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 5%, 7/01/2032	1,450,000	1,565,342
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	2,250,000	1,945,178
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	4,000,000	3,274,497
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3%, 7/01/2051	2,000,000	1,364,942
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2052	3,000,000	2,505,107
Massachusetts Educational Financing Authority, Education Loan Rev., “N”, 4.25%, 7/01/2032	1,800,000	1,834,871
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,185,000	1,179,038
		$19,346,393
Tax - Other – 0.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$1,670,000	$1,708,073
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	270,000	270,132
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	710,000	745,127
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	120,000	121,259
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	370,000	372,798
		$3,217,389
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$20,000	$19,960
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	31,000	31,573
		$51,533

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – 0.6%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 A-2, “1”, 4%, 6/01/2048	$1,290,000	$1,113,744
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020 B-2, “2”, 5%, 6/01/2055	505,000	408,779
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	880,000	804,278
		$2,326,801
Toll Roads – 0.3%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., “B-1”, 5%, 1/01/2037	$1,000,000	$1,057,483
Transportation – 1.0%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement Program), “A”, 5%, 6/01/2053	$4,000,000	$4,155,944
Transportation - Special Tax – 4.1%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$2,870,655
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,050,531
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement Program), “B”, 5%, 6/01/2049	3,000,000	3,124,983
Commonwealth of Massachusetts, Transportation Fund Rev. (Rail Enhancement Program), “A”, 5%, 6/01/2048	5,000,000	5,295,819
Commonwealth of Massachusetts, Transportation Fund Rev. (Rail Enhancement Program), “A”, 5%, 6/01/2049	2,000,000	2,107,961
		$16,449,949
Universities - Colleges – 18.0%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College), “M”, 3%, 7/01/2047	$2,830,000	$2,117,573
Massachusetts Development Finance Agency Refunding Rev. (Boston College), “W”, 4.25%, 7/01/2055	3,850,000	3,677,472
Massachusetts Development Finance Agency Refunding Rev. (Boston University), “B-2”, 5%, 10/01/2048	2,000,000	2,102,948
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2038	3,015,000	3,180,646
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2040	2,665,000	2,799,531
Massachusetts Development Finance Agency Refunding Rev. (Emerson College), 5.25%, 1/01/2044	1,020,000	1,040,661
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 5%, 11/01/2040	850,000	933,652
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 5%, 11/01/2042	950,000	1,022,102
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “F”, 4.125%, 11/01/2043	1,250,000	1,230,742
Massachusetts Development Finance Agency Refunding Rev. (Olin College), “G”, 5.25%, 11/01/2051	3,500,000	3,666,184
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	988,701
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	855,956
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	633,053
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	344,075
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	2,899,569
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,508,854
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2055	1,250,000	1,276,369
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	872,318
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	725,718
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	2,845,000	2,752,829
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,007,074
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	1,927,533
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,122,714
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	210,892
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	968,786
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2052	2,300,000	2,215,658
Massachusetts Development Finance Agency Rev. (Merrimack College), “B”, 4%, 7/01/2042	475,000	422,448
Massachusetts Development Finance Agency Rev. (Merrimack College), “B”, 4%, 7/01/2050	1,825,000	1,489,249
Massachusetts Development Finance Agency Rev. (Northeastern University), 5%, 10/01/2044	2,000,000	2,122,449
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2042	2,000,000	2,194,076
Massachusetts Development Finance Agency Rev. (Simmons University), “H”, SYNCORA, 5.25%, 10/01/2026	495,000	498,413
Massachusetts Development Finance Agency Rev. (Springfield College), “A”, 4%, 6/01/2056	1,500,000	1,130,351
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	1,000,000	856,329
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	1,385,000	1,145,261
Massachusetts Development Finance Agency Rev. (Tufts University Student Housing Project), 5.25%, 6/01/2055	2,000,000	2,084,641
Massachusetts Development Finance Agency Rev. (Wellesley College), “N”, 5%, 7/01/2042	5,000,000	5,541,826
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	2,000,000	1,934,099

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	$1,110,000	$1,110,940
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	2,642,221
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	990,847
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,403,596
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	1,808,595
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,054,938
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	215,000	215,486
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	74,171
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	85,666
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	470,528
		$72,357,740
Universities - Dormitories – 0.6%
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2054	$1,300,000	$1,250,049
Massachusetts Development Finance Agency Rev. (Merrimack College Student Housing Project), “A”, 5%, 7/01/2060	1,100,000	1,043,513
		$2,293,562
Utilities - Municipal Owned – 0.4%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	$315,000	$210,263
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	510,000	340,425
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	300,000	200,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	415,000	277,012
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	385,000	388,519
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	35,494
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	220,000	146,850
		$1,598,813
Utilities - Other – 3.3%
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	$2,250,000	$2,390,718
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,200,000	1,297,263
Southeast Alabama Energy Authority (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,065,000	2,175,846
Southeast Alabama Energy Authority, “A-1”, 5.5%, 11/01/2053 (Put Date 1/01/2031)	2,720,000	2,971,516
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,270,000	1,362,227
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	885,000	894,004
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	2,020,000	2,076,756
		$13,168,330
Water & Sewer Utility Revenue – 1.6%
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	$455,000	$457,666
Massachusetts Clean Water Trust, State Revolving Fund (Green Bonds), “26B”, 5%, 2/01/2043	1,000,000	1,101,225
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,336,050
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,374,801
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2042	430,000	467,737
Massachusetts Water Resources Authority, General Rev., “B”, 5%, 8/01/2043	750,000	808,865
		$6,546,344
Total Municipal Bonds		$392,856,714
Bonds – 0.0%
Transportation - Services – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$659,596	$226,769
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$553,451	$354,208

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.82% (v)	2,918,351	$2,918,935

Other Assets, Less Liabilities – 1.2%		4,656,820
Net Assets – 100.0%		$401,013,446

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,918,935 and
$393,437,691, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,904,844, representing 1.0% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$393,210,922	$—	$393,210,922
U.S. Corporate Bonds	—	226,769	—	226,769
Investment Companies	2,918,935	—	—	2,918,935
Total	$2,918,935	$393,437,691	$—	$396,356,626
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended December 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,866,473	$92,737,903	$95,687,056	$1,197	$418	$2,918,935

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$312,011	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2025, are as follows:
Massachusetts	85.4%
Puerto Rico	3.2%
California	1.8%
Illinois	1.5%
Alabama	1.3%
New York	1.1%
Tennessee	1.1%
Texas	0.7%
Connecticut	0.6%
Ohio	0.4%
Pennsylvania	0.4%
Guam	0.3%
New Hampshire	0.3%
New Jersey	0.3%
North Carolina	0.3%
South Carolina	0.3%
U.S. Virgin Islands	0.3%
Wisconsin	0.2%
Colorado	0.1%
Virginia	0.1%
Washington DC	0.1%
Maryland (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.